EQUITY ACCOUNTED INVESTMENTS - Details of Investments in Joint Ventures and Associates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) jointVenture	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Investments [line items]
Equity accounted investments	$ 21,244	$ 19,547	$ 19,435
Other | Bottom of range
Investments [line items]
Proportion of ownership interest in associate	21.00%	31.00%
Other | Top of range
Investments [line items]
Proportion of ownership interest in associate	47.00%	50.00%
Stork Holdco LP
Investments [line items]
Proportion of ownership interest in joint venture	(50.00%)	(50.00%)
Midtown New York Mixed-use Complex
Investments [line items]
Proportion of ownership interest in joint venture	(56.00%)	(56.00%)
U.S. Retail JV Pool A
Investments [line items]
Proportion of ownership interest in joint venture	(50.00%)	(50.00%)
Honolulu Shopping Center
Investments [line items]
Proportion of ownership interest in joint venture	(50.00%)	(50.00%)
U.S. Retail JV Pool B
Investments [line items]
Proportion of ownership interest in joint venture	(51.00%)	(51.00%)
U.S. Retail JV Pool C
Investments [line items]
Proportion of ownership interest in joint venture	(50.00%)	(50.00%)
Bryant Park Office Tower
Investments [line items]
Proportion of ownership interest in joint venture	(50.00%)	(50.00%)
Las Vegas Mall A
Investments [line items]
Proportion of ownership interest in joint venture	(50.00%)	(50.00%)
U.S. Retail JV Pool D
Investments [line items]
Proportion of ownership interest in joint venture	(48.00%)	(48.00%)
Las Vegas Mall B
Investments [line items]
Proportion of ownership interest in joint venture	(50.00%)	(50.00%)
Miami Shopping District
Investments [line items]
Proportion of ownership interest in joint venture	(22.00%)	(22.00%)
Other | Bottom of range
Investments [line items]
Proportion of ownership interest in joint venture	(15.00%)	(15.00%)
Other | Top of range
Investments [line items]
Proportion of ownership interest in joint venture	(65.00%)	(60.00%)
Number of joint ventures | jointVenture	40
Joint ventures categorized as other threshold	$ 400
BSREP IV
Investments [line items]
Proportion of voting rights held in associate	10.00%
Equity accounted investments	$ 1,279